AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 79.3%
Communication Services - 17.9%
Alphabet, Inc., Class C*	970,000	$100,880,000
Bolloré SE (France)	51,000,000	315,263,818
Fox Corp., Class B	3,000,000	93,930,000
News Corp., Class A	3,685,000	63,639,950
News Corp., Class B1	200,000	3,486,000
The Walt Disney Co.*	300,000	30,039,000
Warner Bros Discovery, Inc.*	1,900,000	28,690,000

Total Communication Services		635,928,768
Consumer Discretionary - 5.4%
Booking Holdings, Inc.*	32,000	84,877,120
eBay, Inc.	950,000	42,151,500
Hyundai Home Shopping Network Corp. (South Korea)[2]	600,000	22,321,163
Hyundai Mobis Co., Ltd. (South Korea)	260,000	43,183,332

Total Consumer Discretionary		192,533,115
Consumer Staples - 14.6%
Associated British Foods PLC (United Kingdom)	4,300,000	103,191,020
The Coca-Cola Co.	470,000	29,154,101
Ingredion, Inc.	540,000	54,934,200
KT&G Corp. (South Korea)	1,660,000	106,684,772
PepsiCo, Inc.	550,000	100,265,000
The Procter & Gamble Co.	550,000	81,779,500
Tyson Foods, Inc., Class A	700,000	41,524,000

Total Consumer Staples		517,532,593
Energy - 13.8%
Canadian Natural Resources, Ltd. (Canada)[1]	4,190,000	231,916,500
ConocoPhillips	400,000	39,684,000
Devon Energy Corp.	650,000	32,896,500
Diamondback Energy, Inc.	305,000	41,226,850
EOG Resources, Inc.	345,000	39,547,350
Pioneer Natural Resources Co.	165,000	33,699,600
Weatherford International PLC*	1,200,000	71,220,000

Total Energy		490,190,800
Financials - 5.4%
The Bank of New York Mellon Corp.	650,000	29,536,000
Berkshire Hathaway, Inc., Class B*	100,000	30,877,000
The Charles Schwab Corp.	1,335,000	69,927,300
State Street Corp.	800,000	60,552,000

Total Financials		190,892,300
Health Care - 1.8%
Johnson & Johnson	420,000	65,100,000
	Shares	Value
Industrials - 10.4%
Brenntag SE (Germany)	1,250,000	$94,070,284
L3Harris Technologies, Inc.	170,000	33,360,800
Lockheed Martin Corp.	95,000	44,909,350
Northrop Grumman Corp.	110,000	50,789,200
Samsung C&T Corp. (South Korea)	460,000	38,308,142
U-Haul Holding Co.[1]	159,000	9,484,350
U-Haul Holding Co., Non-Voting Shares	1,431,000	74,197,350
Yuasa Trading Co., Ltd. (Japan)	800,000	22,910,275

Total Industrials		368,029,751
Information Technology - 7.4%
Cognizant Technology Solutions Corp., Class A	1,300,000	79,209,000
Microsoft Corp.	550,000	158,565,000
Oracle Corp.	250,000	23,230,000

Total Information Technology		261,004,000
Materials - 2.6%
Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	14,042,060
Reliance Steel & Aluminum Co.	310,000	79,589,400

Total Materials		93,631,460

Total Common Stocks (Cost $2,089,626,811)		2,814,842,787

	Principal Amount
Corporate Bonds and Notes - 1.4%
Industrials - 1.4%
GrafTech Finance, Inc.
4.625%, 12/15/28[3]	$2,400,000	2,001,264
Microsoft Corp.
2.000%, 08/08/23[1]	11,500,000	11,383,774
2.375%, 05/01/23	19,000,000	18,965,236
PepsiCo, Inc.
0.750%, 05/01/23	14,623,000	14,574,302
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[3]	3,160,000	3,242,405

Total Industrials		50,166,981

Total Corporate Bonds and Notes (Cost $50,062,679)		50,166,981

	Shares
Preferred Stocks - 12.8%
Consumer Discretionary - 2.2%
Hyundai Motor Co., 7.100% (South Korea)	438,620	32,399,656
Hyundai Motor Co., 7.270% (South Korea)	661,380	48,081,727

Total Consumer Discretionary		80,481,383
Consumer Staples - 0.9%
Amorepacific Corp., 2.080% (South Korea)	250,000	8,540,301

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Consumer Staples - 0.9% (continued)
LG Household & Health Care Co., Ltd., 3.960% (South Korea)	118,000	$22,502,838

Total Consumer Staples		31,043,139
Information Technology - 9.7%
Samsung Electronics Co., Ltd., 2.620% (South Korea)	8,250,000	343,320,491

Total Preferred Stocks (Cost $322,001,630)		454,845,013

	Principal Amount
Short-Term Investments - 6.9%
Joint Repurchase Agreements - 0.5%[4]
Bank of America Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $4,804,871 (collateralized by various U.S. Government Agency Obligations, 1.500% - 3.000%, 11/01/49 - 02/01/51, totaling $4,899,001)	$4,802,942	4,802,942
Cantor Fitzgerald Securities, Inc., dated 03/31/23, due 04/03/23, 4.830% total to be received $2,921,532 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 04/25/23 - 02/20/73, totaling $2,978,764)	2,920,357	2,920,357
Citadel Securities LLC, dated 03/31/23, due 04/03/23, 4.880% total to be received $2,064,849 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 04/04/23 - 02/15/53, totaling $2,106,146)	2,064,010	2,064,010
	Principal Amount	Value

Citigroup Global Markets, Inc., dated 03/31/23, due 04/03/23, 4.810% total to be received $4,620,814 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.000%, 12/26/24 - 03/20/53, totaling $4,711,342)	$4,618,963	$4,618,963
RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $4,804,871 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $4,899,001)	4,802,942	4,802,942

Total Joint Repurchase Agreements		19,209,214

	Shares
Other Investment Companies - 6.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.79%[5]	86,539,506	86,539,506
JPMorgan U.S. Government Money Market Fund, IM Shares, 4.82%[5]	138,712,830	138,712,830

Total Other Investment Companies		225,252,336

Total Short-Term Investments (Cost $244,461,550)		244,461,550
Total Investments - 100.4% (Cost $2,706,152,670)		3,564,316,331
Derivatives - (0.4)%[6]		(14,658,200)
Other Assets, less Liabilities - 0.0%#		(465,370)
Net Assets - 100.0%		$3,549,192,761

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $19,987,935 or 0.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Affiliated issuer. See summary of affiliated investment transaction for details.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of these securities amounted to $5,243,669 or 0.1% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the March 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[6]	Includes Exchange Traded Written Options Contracts. Please refer to the Open Exchange Traded Written Options Contracts tables for the details.
The following schedule shows the value of affiliated investments at March 31, 2023.
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends or Interest	Value
Hyundai Home Shopping Network Corp.	600,000	—	—	—	$ (3,336,275)	$ 1,231,158	$22,321,163

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
Open Exchange Traded Written Options Contracts
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
Booking Holdings, Inc. (Call)	2,460.00	07/21/23	320	$78,720,000	$6,794,747	$(10,307,200)
eBay, Inc. (Call)	50.00	07/21/23	9,500	47,500,000	3,851,876	(874,000)
Warner Bros Discovery, Inc. (Call)	15.00	07/21/23	19,000	28,500,000	4,054,886	(3,477,000)
				Total	$14,701,509	$(14,658,200)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$320,664,950	$315,263,818	—	$635,928,768
Consumer Staples	307,656,801	209,875,792	—	517,532,593
Energy	490,190,800	—	—	490,190,800
Industrials	212,741,050	155,288,701	—	368,029,751
Information Technology	261,004,000	—	—	261,004,000
Consumer Discretionary	127,028,620	65,504,495	—	192,533,115
Financials	190,892,300	—	—	190,892,300
Materials	79,589,400	14,042,060	—	93,631,460
Health Care	65,100,000	—	—	65,100,000
Corporate Bonds and Notes†	—	50,166,981	—	50,166,981
Preferred Stocks†	—	454,845,013	—	454,845,013
Short-Term Investments
Joint Repurchase Agreements	—	19,209,214	—	19,209,214
Other Investment Companies	225,252,336	—	—	225,252,336
Total Investments in Securities	$2,280,120,257	$1,284,196,074	—	$3,564,316,331
Financial Derivative Instruments - Liabilities
Equity Written Options	$(4,351,000)	$(10,307,200)	—	$(14,658,200)
Total Financial Derivative Instruments	$(4,351,000)	$(10,307,200)	—	$(14,658,200)

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2023, was as follows:
Country	% of Long-Term Investments
Bermuda	0.1
Canada	7.0
France	9.5
Germany	2.8
Japan	1.1
South Korea	20.1
United Kingdom	3.1
United States	56.3
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$19,987,935	$19,209,214	$1,084,851	$20,294,065
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	07/15/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.